Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Cash Flow From Discontinued Operations (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities		$ 84	$ 640	[1]
Cash flow from investing activities		(13)	(77)	[1]
Cash flow from financing activities		$ (6)	(24)	[1]
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	$ 84		640	[2]
Cash flow from investing activities	10,838		219	[2]
Cash flow from investing activities, other	(13)		(77)	[2]
Cash flow from financing activities	(6)		(24)	[2]
Net increase in cash and cash equivalents	$ 10,903		$ 758	[2]

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	The 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.